Other investments	12 Months Ended
Mar. 31, 2019
Disclosure of Other investments [Abstract]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
14.	Other investments

Other Investments comprise investment in unquoted equity instruments classified as financial assets at FVTOCI and investment in unquoted debt securities classified as financial assets at amortised cost. The details of such investments are given below:

	March 31, 2019	March 31, 2018
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in debt securities – unquoted
Investment in Attala Systems Corporation #	192,929	144,008
	194,639	145,718

# Note: Unsecured convertible promissory note in the amount of USD 2,789 with Attala Systems Corporation, of which USD 400 (
₹
27,669 ),USD 175 (
₹
12,115),USD 750 (
₹
51,877 ),USD 375 (
₹
25,939),USD 375(
₹
25,939),USD 500(
₹
34,586) & USD 214(
₹
14,804) matures on 25th November 2021,26th November 2021 ,17th October 2019,4th January 2020,4th April 2020,30th October 2020 & 01st January 2021 respectively. The note bears interest at the rate of five percent (5%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.